Right of Use Assets and Operating Lease Liability (Details) - Schedule of Information Pertaining to Lease Amounts Recognized - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Information Pertaining To Lease Amounts Recognized [Abstract]
Leasehold buildings	$ 3,648,367	$ 483,401
Accumulated amortization	(957,846)	(440,689)
ROU assets, net of accumulated amortization	$ 2,690,521	$ 42,712